Convertible Notes Payable and Advisory Fee Liabilities (Details) - Senior Secured Credit Facility Note [Member] - USD ($)	Mar. 31, 2021	Sep. 30, 2020	Sep. 30, 2019
Schedule of senior secured credit facility note balance and convertible debt balances
Principal	$ 6,114,157	$ 6,473,702	$ 6,207,266
Premiums	1,472,666	1,846,471	1,623,445
Unamortized discounts	(13,804)	(9,223)	(2,981)
Convertible note payable	$ 7,573,019	$ 8,310,950	$ 7,827,730